Cover	Oct. 29, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2019
Current Fiscal Year End Date	--12-31
Entity File Number	000-06253
Entity Registrant Name	SIMMONS FIRST NATIONAL CORPORATION
Entity Central Index Key	0000090498
Entity Tax Identification Number	71-0407808
Entity Incorporation, State or Country Code	AR
Entity Address, Address Line One	501 Main Street
Entity Address, City or Town	Pine Bluff
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	71601
City Area Code	870
Local Phone Number	541-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SFNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable